Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash		¥ 18,604	$ 2,549	¥ 15,073
Restricted Cash		2		12,113
Short-term investments		1,433	197	1,224
Notes receivable, net		25,592	3,506	23,215
Accounts receivable, net		59,563	8,160	74,166
Advance to suppliers		10,788	1,478	3,110
Inventories, net		58,220	7,977	58,300
Other receivables, net		2,626	360	1,302
Other receivable-a related party		738	101	738
Total current assets		177,566	24,328	189,241
Non-current assets:
Property, plant and equipment, net		255,164	34,957	263,248
Land use rights, net		7,930	1,087	8,187
Intangible assets, net		14,850	2,034	16,297
Long-term prepayments		18,698	2,562	6,504
Deferred IPO expenses		8,048	1,103	4,497
Net deferred tax assets		10,991	1,506	11,914
Total non-current assets		315,681	43,249	310,647
Total assets		493,247	67,577	499,888
Current liabilities:
Short-term loans		74,443	10,199	79,860
Current maturities of long term loans		7,190	985
Accounts payable		42,960	5,885	45,659
Contract liabilities		3,485	477	3,885
Taxes payable		2,066	283	2,295
Dividends payable				15,652
Accrued expenses and other liabilities		5,617	769	2,882
Total current liabilities		135,907	18,618	150,233
Non-current liabilities:
Long-term loans		4,800	658	9,990
Other payables – non-current				393
Total non-current liabilities		4,800	658	10,383
Total liabilities		140,707	19,276	160,616
Commitments and contingencies
Shareholders’ equity:
Ordinary shares (US$0.000025 par value; 2,000,000,000 shares authorized; 45,666,376 shares issued and outstanding as of December 31, 2023 and 2024)	[1]	8	1	8
Additional paid-in capital		203,150	27,832	203,150
Statutory reserves		32,647	4,473	31,311
Retained earnings		48,151	6,597	38,381
Accumulated other comprehensive income		3
Total Zhengye Biotechnology Holding Limited’s shareholders’ equity		283,959	38,903	272,850
Noncontrolling interests		68,581	9,398	66,422
Total equity		352,540	48,301	339,272
Total liabilities and equity		493,247	67,577	499,888
Related Parties
Current liabilities:
Amount due to related parties		¥ 146	$ 20

[1]	Retroactively adjusted for effect of a 4-for-1 forward split on June 6, 2024.